Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	2,923,325	1,741,295
Ordinary shares, shares outstanding	2,923,325	1,741,295